Long-Term Investments - Summarized Information on Equity Method Investees, Income Data (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Partners Capital [Abstract]
Revenues and other income	$ 116,967	$ 57,268	$ 43,255
Operating income	17,508	3,664	5,074
Net income	$ 12,051	$ 2,101	$ 3,146